Business Combinations, Asset Acquisitions, Transaction between Entities under Common Control, and Joint Venture Formation (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 13, 2025	May 13, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill			$ 135,021	$ 49,329
Base44Member [Member]
Business Combination [Line Items]
Business Combination

Fair Value

Cash and cash equivalents	$117
Other current assets	65
Intangible assets	14,130
Goodwill	80,893

Total Assets	95,205

Current liabilities	80
Deferred tax liabilities	2,967

Total Liabilities	3,047

Cash consideration	18,058
Contingent consideration	74,100

Total purchase consideration	$92,158

Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	$ 14,130
Business Combination, Recognized Asset Acquired, Cash and Cash Equivalent	117
Business Combination, Recognized Asset Acquired, Prepaid Expense and Other Asset, Current	65
Goodwill	80,893
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill, Total	95,205
Business Combination, Recognized Liability Assumed, Other Liability, Current	80
Business Combination, Recognized Liability Assumed, Deferred Tax Liability	2,967
Business Combination, Recognized Liability Assumed, Liability	3,047
Payments to Acquire Businesses, Gross	18,058
BusinessCombinationConsiderationTransferredContingentConsiderationLiability	74,100
Business Combination, Consideration Transferred	92,158
BusinessCombinationConsiderationTransferredCashConsiderationHeldInEscrow	1,000
BusinessCombinationBonusAndOtherPayments	42,988
BusinessCombinationRelatedEquityAwards	$ 8,000
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	4 years
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction	$ 910
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%
wix:BusinessCombinationConsiderationTransferredCashHeldInEscrowAccountPeriod	12 months
wix:EquityGrantsVestingPeriod	4 years
Base44Member [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	$ 11,350
Base44Member [Member] | Trade Names [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	$ 2,780
HourOneMember [Member]
Business Combination [Line Items]
Business Combination

Fair Value

Cash and cash equivalents	$569
Other current assets	325
Intangible assets	2,500
Goodwill	4,800

Total Assets	8,194

Current liabilities	1,227
Deferred tax liabilities	300

Total Liabilities	1,527

Purchase cash consideration	$6,667

Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill		$ 2,500
Business Combination, Recognized Asset Acquired, Cash and Cash Equivalent		569
Business Combination, Recognized Asset Acquired, Prepaid Expense and Other Asset, Current		325
Goodwill		4,800
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill, Total		8,194
Business Combination, Recognized Liability Assumed, Other Liability, Current		1,227
Business Combination, Recognized Liability Assumed, Deferred Tax Liability		300
Business Combination, Recognized Liability Assumed, Liability		1,527
Payments to Acquire Businesses, Gross		6,667
BusinessCombinationConsiderationTransferredCashConsiderationHeldInEscrow		1,400
BusinessCombinationBonusAndOtherPayments		3,000
BusinessCombinationRelatedEquityAwards		$ 10,000
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		8 years
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction		$ 247
Business Combination, Voting Equity Interest Acquired, Percentage		100.00%
wix:BusinessCombinationConsiderationTransferredCashHeldInEscrowAccountPeriod		12 months
wix:RetentionPaymentsServicePeriod		9 months
wix:EquityGrantsVestingPeriod		4 years